Earnings / (Loss) per share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings / (Loss) per share

 11.       Earnings / (Loss) per share:

All common shares issued (including the restricted shares issued under the Company’s equity incentive plans) have equal rights to vote and participate in dividends. The restricted shares issued under the Company’s equity incentive plans are subject to forfeiture provisions set forth in the applicable award agreement. The calculation of basic earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restriction has lapsed. For the purpose of calculating diluted earnings / (loss) per share, the weighted average number of diluted shares outstanding includes the incremental shares assumed issued, determined in accordance with the treasury stock method. For the year ended December 31, 2019, during which the Company incurred losses, the effect of i) 271,038 non-vested shares and ii) 104,250 non-vested share options , would be anti-dilutive. Hence for the year ended December 31, 2019 “Basic loss per share” equals “Diluted loss per share.” For the years ended December 31, 2020 and 2021 the denominator of the diluted earnings per share calculation includes 153,216 common shares and 295,243 common shares, respectively, being the number of incremental shares assumed issued under the treasury stock method.

11.       Earnings / (Loss) per share - (continued):

The Company calculates basic and diluted loss per share as follows:

	Years ended December 31,
	2019	2020	2021
Income / (Loss) :
Net income / (loss)	$(16,201)	$9,660	$680,530

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	93,735,549	96,128,173	101,183,829
Basic earnings / (loss) per share	$(0.17)	$0.10	$6.73

Effect of dilutive securities:
Dillutive effect of non vested shares	–	153,216	295,243
Weighted average common shares outstanding, diluted	93,735,549	96,281,389	101,479,072

Diluted earnings / (loss) per share	$(0.17)	$0.10	$6.71